Financial Instruments - Summary of Remaining Contractual Maturities of Significant Financial Liabilities at Reporting Date (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts	₨ 138,259	₨ 142,412
Trade payables and accrued expenses	68,129	65,486
Derivative liabilities	2,217	2,710
Other liabilities	1,057	1,195
Loans, borrowings and bank overdrafts, undiscounted cash flows	142,659	144,242
Trade payables and accrued expenses, undiscounted cash flows	68,129	65,486
Derivative liabilities, undiscounted cash flows	2,217	2,710
Other liabilities, undiscounted cash flows	1,057	1,228
Not later than one year [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	95,466	124,243
Trade payables and accrued expenses, undiscounted cash flows	68,129	65,486
Derivative liabilities, undiscounted cash flows	2,210	2,708
Other liabilities, undiscounted cash flows	1,050	341
1-2 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	18,997	14,132
Derivative liabilities, undiscounted cash flows	7	2
Other liabilities, undiscounted cash flows	7	810
2-4 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	28,190	5,526
4-7 years [member]
Disclosure of maturity analysis for significant financial liabilities [line items]
Loans, borrowings and bank overdrafts, undiscounted cash flows	₨ 6	341
Other liabilities, undiscounted cash flows		₨ 77